Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA PARTNERS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
VY® T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class Prospectus (the "Prospectus") dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. approved a proposal to change the classification of VY® T. Rowe Price Growth Equity Portfolio from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Portfolio's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's Prospectus is revised as follows:
1.The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Portfolio's Prospectus is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.

VY(R) T. Rowe Price Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
VY® T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class Prospectus (the "Prospectus") dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. approved a proposal to change the classification of VY® T. Rowe Price Growth Equity Portfolio from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposal to change the Portfolio's diversification classification at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's Prospectus is revised as follows:
1.The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Portfolio's Prospectus is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.